Deferred compensation awards - Activity relating to RSU awards (Detail) - RSU awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Outstanding
Outstanding (number of shares), Beginning	48,518,200
Outstanding (number of shares), Granted	33,786,200
Outstanding (number of shares), Forfeited	(3,734,800)
Outstanding (number of shares), Delivered	(15,230,000)
Outstanding (number of shares), Ending	63,339,600	48,518,200
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 530
Weighted-average grant date fair value per share, Granted	365
Weighted-average grant date fair value per share, Forfeited	441
Weighted-average grant date fair value per share, Delivered	530
Weighted-average grant date fair value per share, Ending	¥ 447	¥ 530
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	1 year	1 year 3 months 18 days